Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases

11. Leases

The Company’s leases consist of restaurant locations. We determine if a contract contains a lease at inception. The leases generally have remaining terms of 1-10 years and most leases included the option to extend the lease for an additional 5 years.

The total lease cost associated with right of use assets and operating lease liabilities for the three and six months ended June 30, 2023, was $0.2 million and $0.4 million and $0.2 million and $0.5 million for the three and six months ended June 30, 2022, respectively, and has been recorded in the Unaudited Condensed Consolidated Statement of Operations as Rent expense within Restaurant operating expenses.

The assets and liabilities related to the Company’s leases were as follows:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Assets
Right to use asset	2,059	2,433
Liabilities
Operating leases – current	511	560
Operating leases – non-current	1,673	2,019
Total lease liabilities	2,184	2,579

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

The table below presents the future minimum lease payments under the noncancellable operating leases as of June 30, 2023:

Operating Leases
$’000
Fiscal Year:
2023	378
2024	706
2025	556
2026	386
2027	300
2028	222
Thereafter	367
Total lease payments	2,915
Less imputed interest	(731)
Present value of lease liabilities	2,184

The Company’s lease term and discount rates were as follows:

As of June 30, 2023
Weighted-average remaining lease term (in years)
Operating leases	4.89
Weighted-average discount rate
Operating leases	12.0%

NOTE 11 – LEASES

The Company adopted Topic 842 as of January 1, 2022. The Company’s leases consist of restaurant locations. We determine if a contract contains a lease at inception. The lease generally has remaining terms of 1-10 years and most lease included the option to extend the lease for an additional 5-year period.

The total lease cost associated with right of use assets and operating lease liabilities for the year ended December 31, 2022, was $945,133 and has been recorded in the Consolidated Statement of Operations as Rent expense within Restaurant operating expenses.

As of December 31, 2022, assets and liabilities related to the Company’s leases were as follows:

December 31,
2022
Assets
Right to use asset	$2,432,894

Liabilities
Operating leases – current	$560,444
Operating leases – non-current	2,018,851
Total lease liabilities	$2,579,295

As of December 31, 2022, the Company’s lease liabilities mature as follows:

Operating Leases
Fiscal Year:
2023	$833,562
2024	769,663
2025	621,298
2026	413,364
2027	248,123
Thereafter	567,519
Total lease payments	$3,453,529
Less imputed interest	(874,234)
Present value of lease liabilities	$2,579,295

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company’s lease term and discount rates were as follows:

December 31,
2022
Weighted-average remaining lease term (in years)
Operating leases	4.92
Weighted-average discount rate
Operating leases	12%